Summary of Significant Accounting Policies - Equity method investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment of equity method investment	$ 2,000,000	$ 0	$ 0